Employee deferred compensation (Details 3)	12 Months Ended					12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended					1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended					12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended				1 Months Ended				12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012 year	Dec. 31, 2012 Stock options Share options CHF year	Dec. 31, 2011 Stock options Share options CHF	Dec. 31, 2010 Stock options Share options CHF	Jan. 31, 2013 Stock options Share options	Dec. 31, 2012 Stock options Share options Maximum	Jan. 31, 2013 Performance shares Performance share awards CHF year	Jan. 31, 2012 Performance shares Performance share awards CHF	Dec. 31, 2012 Performance shares Performance share awards CHF day year	Jan. 17, 2013 Performance shares Performance share awards CHF	Jan. 31, 2013 Stock compensation plan Share awards CHF year	Jan. 31, 2012 Stock compensation plan Share awards CHF	Jan. 31, 2011 Stock compensation plan Share awards CHF year	Dec. 31, 2012 Stock compensation plan Share awards USD ($) year day	Dec. 31, 2012 Stock compensation plan Share awards CHF	Dec. 31, 2011 Stock compensation plan Share awards CHF	Dec. 31, 2010 Stock compensation plan Share awards CHF	Jan. 17, 2013 Stock compensation plan Share awards CHF	Jan. 31, 2013 Stock compensation plan Blocked shares CHF	Jan. 31, 2012 Stock compensation plan Blocked shares CHF	Jan. 31, 2011 Stock compensation plan Blocked shares CHF	Dec. 31, 2012 Stock compensation plan Blocked shares	Dec. 31, 2012 Stock compensation plan Blocked shares Minimum month year	Dec. 31, 2012 Stock compensation plan Blocked shares Maximum year	Jan. 31, 2010 Stock compensation plan Scaled Incentive Share Unit (SISU)	Dec. 31, 2012 Stock compensation plan Scaled Incentive Share Unit (SISU) CHF year	Dec. 31, 2011 Stock compensation plan Scaled Incentive Share Unit (SISU)	Dec. 31, 2010 Stock compensation plan Scaled Incentive Share Unit (SISU)	Jan. 31, 2010 Stock compensation plan Scaled Incentive Share Unit (SISU) Maximum	Jan. 31, 2010 Stock compensation plan SISU base unit CHF	Dec. 31, 2012 Stock compensation plan SISU base unit year	Jan. 31, 2010 Stock compensation plan SISU leverage unit CHF	Dec. 31, 2012 Stock compensation plan SISU leverage unit year	Jan. 31, 2010 Stock compensation plan Incentive Share Unit (ISU)	Dec. 31, 2012 Stock compensation plan Incentive Share Unit (ISU) year	Dec. 31, 2011 Stock compensation plan Incentive Share Unit (ISU) CHF	Dec. 31, 2010 Stock compensation plan Incentive Share Unit (ISU)	Jan. 31, 2010 Stock compensation plan Incentive Share Unit (ISU) Maximum	Jan. 31, 2010 Stock compensation plan ISU base unit CHF	Dec. 31, 2012 Stock compensation plan ISU base unit Minimum	Jan. 31, 2010 Stock compensation plan ISU leverage unit CHF	Dec. 31, 2012 Stock compensation plan ISU leverage unit year	Dec. 31, 2011 Stock compensation plan ISU leverage unit CHF	Dec. 31, 2012 Stock compensation plan Adjustable Performance Plan share awards CHF	Dec. 31, 2012 Bank Stock options Share options CHF	Dec. 31, 2011 Bank Stock options Share options CHF	Dec. 31, 2010 Bank Stock options Share options CHF	Jan. 31, 2012 Bank Stock options Share options	Dec. 31, 2012 Bank Stock options Share options Maximum	Jan. 31, 2013 Bank Performance shares Performance share awards CHF	Jan. 31, 2012 Bank Performance shares Performance share awards CHF	Dec. 31, 2012 Bank Performance shares Performance share awards CHF year	Jan. 17, 2013 Bank Performance shares Performance share awards CHF	Jan. 31, 2013 Bank Stock compensation plan Share awards CHF	Jan. 31, 2012 Bank Stock compensation plan Share awards CHF	Jan. 31, 2011 Bank Stock compensation plan Share awards CHF	Dec. 31, 2012 Bank Stock compensation plan Share awards CHF year	Dec. 31, 2011 Bank Stock compensation plan Share awards CHF	Dec. 31, 2010 Bank Stock compensation plan Share awards CHF	Jan. 17, 2013 Bank Stock compensation plan Share awards CHF	Jan. 31, 2013 Bank Stock compensation plan Blocked shares CHF	Jan. 31, 2012 Bank Stock compensation plan Blocked shares CHF	Jan. 31, 2011 Bank Stock compensation plan Blocked shares CHF	Jan. 31, 2010 Bank Stock compensation plan Scaled Incentive Share Unit (SISU)	Dec. 31, 2012 Bank Stock compensation plan Scaled Incentive Share Unit (SISU) CHF	Dec. 31, 2011 Bank Stock compensation plan Scaled Incentive Share Unit (SISU)	Dec. 31, 2010 Bank Stock compensation plan Scaled Incentive Share Unit (SISU)	Jan. 31, 2010 Bank Stock compensation plan Incentive Share Unit (ISU)	Dec. 31, 2012 Bank Stock compensation plan Incentive Share Unit (ISU)	Dec. 31, 2011 Bank Stock compensation plan Incentive Share Unit (ISU) CHF	Dec. 31, 2010 Bank Stock compensation plan Incentive Share Unit (ISU)	Dec. 31, 2012 Bank Stock compensation plan Adjustable Performance Plan share awards
Significant fair value assumptions
Expected volatility, in % (as a percent)																										33.42%										33.52%																													33.42%					33.52%
Expected dividend cash flows, in CHF
2010 (in CHF per share)																										1.45										1.45																													1.45					1.45
2011 (in CHF per share)																										1.55										1.55																													1.55					1.55
2012 (in CHF per share)																										1.65										1.65																													1.65					1.65
2013 (in CHF per share)																										1.75																																							1.75
Expected risk-free interest rate, in % (as a percent)																										1.26%										1.00%																													1.26%					1.00%
Expected term																										4 years 0 months 0 days										3 years 0 months 0 days																													4 years 0 months 0 days					3 years 0 months 0 days
Share award equal to number of Group share awards (in shares)									1					1	1							1																		1
Number of business days considered for calculating average price of the entity's share									12					12	12
Minimum total compensation of certain employees to whom share awards are granted														$ 250,000	250,000
Portion of awards that would vest on each anniversary of the grant date														-	-
Vesting period (in years)									3				4	3	3								0	5		4					4		4		3							3
Percentage of amount that otherwise would have been received by employees in unrestricted cash in the form of blocked shares																						50.00%
Total awards granted							26,400,000	23,500,000																																										26,000,000	23,200,000
Total value of awards granted							660,000,000	516,000,000			950,000,000	438,000,000	1,430,000,000						6,000,000	11,000,000	35,000,000																													651,000,000	509,000,000			947,000,000	432,000,000	1,408,000,000					3,000,000	9,000,000	30,000,000
Grant-date fair value (in CHF per share)							26.44	23.90																																				16.79
Period for which other share-based awards are blocked after the shares vest (in months / years)																							6	3
Moratorium period on early retirement, determined from grant date (in years)	2
Limit on multiple of the grant value of Group shares that can be received for each ISU granted																													3									3
Limit on number of Group shares that can be received for each award granted (in shares)																													3									5
Scaling factor to be applied to the grant value of share awards																													2.5
Number of Group shares at settlement for each Incentive Share Unit (in shares)																																										0.986
Estimated unrecognized compensation expense determined on the basis of fair value of the share-based compensation awards																		935,000,000																																										932,000,000
Number of share awards
Balance at beginning of period (in shares)							23,300,000				55,800,000	48,100,000	17,300,000	48,100,000	48,100,000	17,300,000	15,500,000									14,700,000	20,400,000							41,500,000	13,300,000	37,700,000	41,500,000													22,900,000				55,100,000	47,600,000	17,300,000	47,600,000	17,300,000	15,500,000						14,400,000	20,000,000		40,200,000	13,200,000	37,200,000	40,200,000
Granted (in shares)									23,700,000		37,900,000	20,000,000	34,500,000	25,100,000	25,100,000	40,500,000	7,200,000		200,000	500,000	800,000				21,100,000			21,100,000						6,000,000			6,000,000							31,000,000								23,300,000		37,800,000	19,700,000	34,000,000	24,500,000	39,800,000	7,100,000		100,000	400,000	700,000	20,700,000			20,700,000	6,000,000			6,000,000	29,900,000
Settled (in shares)														(14,900,000)	(14,900,000)	(7,600,000)	(5,000,000)									(4,900,000)	(5,100,000)	(200,000)							(8,800,000)	(23,300,000)	(8,400,000)																				(14,600,000)	(7,400,000)	(4,900,000)						(4,800,000)	(5,000,000)	(200,000)		(8,700,000)	(23,000,000)	(8,200,000)
Forfeited (in shares)									(400,000)					(2,500,000)	(2,500,000)	(2,100,000)	(400,000)									(200,000)	(600,000)	(500,000)							(900,000)	(1,100,000)	(1,400,000)							(200,000)								(400,000)					(2,400,000)	(2,100,000)	(400,000)						(200,000)	(600,000)	(500,000)		(900,000)	(1,000,000)	(800,000)	(200,000)
Balance at end of period (in shares)									23,300,000					55,800,000	55,800,000	48,100,000	17,300,000									9,600,000	14,700,000	20,400,000							3,600,000	13,300,000	37,700,000							30,800,000								22,900,000					55,100,000	47,600,000	17,300,000						9,400,000	14,400,000	20,000,000		3,600,000	13,200,000	37,200,000	29,700,000
of which vested (in shares)									900,000					3,900,000	3,900,000	1,800,000	1,300,000									1,700,000	1,000,000	200,000							400,000	1,400,000	3,900,000							300,000								900,000					3,900,000	1,800,000	1,300,000						1,700,000	1,000,000	200,000		400,000	1,400,000	3,900,000	300,000
of which unvested (in shares)									22,400,000					51,900,000	51,900,000	46,300,000	16,000,000									7,900,000	13,700,000	20,200,000							3,200,000	11,900,000	33,800,000							30,500,000								22,000,000					51,200,000	45,800,000	16,000,000						7,700,000	13,400,000	19,800,000		3,200,000	11,800,000	33,300,000	29,400,000
Weighted-average grant-date fair value (in CHF per share)
Weighted-average grant-date fair value - Balance at beginning of period (in CHF per share)							23.90				34.28	41.91	43.86		41.91	43.86	45.67																																	23.90				34.27	41.91	43.86	41.91	43.86	45.67
Weighted-average grant-date fair value - Granted (in CHF per share)									23.90		26.44	23.90	42.51		23.44	41.08	45.38													50.30		13.44							50.30		13.45											23.90					23.39	41.03	45.30
Weighted-average grant-date fair value - Settled (in CHF per share)															40.20	43.32	48.43																																								40.43	43.39	48.39
Weighted-average grant-date fair value - Forfeited (in CHF per share)									23.90						37.36	43.39	51.65																																			23.90					36.96	43.39	51.65
Weighted-average grant-date fair value - Balance at end of period (in CHF per share)									23.90						34.28	41.91	43.86																																			23.90					34.27	41.91	43.86
Share options:
Share options expiration (in years)		10
Weighted-average remaining contractual term						0 years 2 months 14 days																																											0 years 2 months 14 days
Total intrinsic value of options exercised		0	1,000,000	8,000,000																																									0	1,000,000	8,000,000
Cash received from options exercised		0	2,000,000	32,000,000																																									0	2,000,000	32,000,000
Share option activities
Number of share options - Balance at beginning of period		16,900,000	29,800,000	34,900,000																																									16,500,000	28,300,000	32,800,000
Number of share options - Exercised		0	(100,000)	(800,000)																																									0	(100,000)	(800,000)
Number of share options - Settled																																													0	0	0
Number of share options - Expired		(11,600,000)	(12,800,000)	(4,300,000)																																									(11,300,000)	(11,700,000)	(3,700,000)
Number of share options - Balance at end of period		5,300,000	16,900,000	29,800,000																																									5,200,000	16,500,000	28,300,000
Number of share options - Exercisable at end of period		5,300,000	16,900,000	29,800,000																																									5,200,000	16,500,000	28,300,000
Weighted-average exercise price - Balance at beginning of period (in CHF per share)		51.00	64.58	63.49																																									50.99	63.94	62.68
Weighted-average exercise price - Exercised (in CHF per share)		0.00	31.78	40.12																																									0.00	31.74	40.12
Weighted-average exercise price - Settled (in CHF per share)																																													0.00	0.00	0.00
Weighted-average exercise price - Expired (in CHF per share)		59.36	82.61	60.37																																									59.40	82.41	57.98
Weighted-average exercise price - Balance at end of period (in CHF per share)		32.59	51.00	64.58																																									32.61	50.99	63.94
Weighted-average exercise price - Exercisable at end of period (in CHF per share)		32.59	51.00	64.58																																									32.61	50.99	63.94
Additional share options expired (in shares)					4,800,000																																											4,700,000
Aggregate intrinsic value of options outstanding and exercisable		0																																											0
Estimated unrecognized compensation expense										677,000,000																																											668,000,000
Period of time over which total estimated unrecognized compensation expense is expected to be recognized (in years)							3				3																																									3					3
Minimum predefined target price for settlement of shares (in CHF per share)																																											58.45
Amount that additional shares may negatively be adjusted by if the average Group share price is below target, but not below (in shares)																										0